Investment Objectives and Goals	May 31, 2025
Virtus Stone Harbor Emerging Markets Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Stone Harbor Emerging Markets Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Virtus Stone Harbor Emerging Markets Debt Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Stone Harbor Emerging Markets Debt Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Virtus Stone Harbor Local Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Stone Harbor Local Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.